                                        CIGNA
                                        ACCRU
                                      CHOICEPLUS

                                    ANNUAL REPORT

                                  DECEMBER 31, 1997


[LOGO]
#562158

         TABLE OF CONTENTS

              SCHEDULE OF CHANGES IN UNIT VALUES

              CG VARIABLE ANNUITY SEPARATE ACCOUNT II
              FINANCIAL STATEMENTS*

              FUND REPORTS:

                   THE ALGER AMERICAN FUND
                   ALGER AMERICAN GROWTH PORTFOLIO
                   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                   ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

                   CIGNA VARIABLE PRODUCTS GROUP
                   CIGNA VP MONEY MARKET FUND

                   FIDELITY INVESTMENTS
                   VARIABLE INSURANCE PRODUCTS FUND
                   EQUITY-INCOME PORTFOLIO
                   HIGH INCOME PORTFOLIO
                   OVERSEAS PORTFOLIO

                   VARIABLE INSURANCE PRODUCTS FUND II
                   CONTRAFUND PORTFOLIO
                   INVESTMENT GRADE BOND PORTFOLIO

                   VARIABLE INSURANCE PRODUCTS FUND III
                   GROWTH OPPORTUNITIES PORTFOLIO

                   MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-MFS EMERGING GROWTH SERIES
                   MFS GROWTH WITH INCOME SERIES
                   MFS RESEARCH SERIES
                   MFS TOTAL RETURN SERIES
                   MFS UTILITIES SERIES

                   NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                   LIMITED MATURITY BOND PORTFOLIO
                   PARTNERS PORTFOLIO

                   OCC ACCUMULATION TRUST
                   GLOBAL EQUITY PORTFOLIO
                   MANAGED PORTFOLIO
                   SMALL CAP PORTFOLIO

                   * THE FUNDS LISTED BELOW ARE AVAILABLE
                   IN THE PRODUCT COVERED BY THIS REPORT;
                   THE SEPARATE ACCOUNT FINANCIALS ALSO
                   INCLUDE FUNDS AVAILABLE IN OTHER
                   PRODUCTS.

                            ACCRU VARIABLE PRODUCTS
                       SCHEDULE OF CHANGES IN UNIT VALUES
                        PERIODS ENDED DECEMBER 31, 1997

------------------------------------------------------------------------------------------------------------

 CONNECTICUT GENERAL ACCRU CHOICEPLUS VARIABLE ANNUITY

                                                     DATE INITIALLY   ACCUMULATION     12/31/97
                                                         FUNDED        UNIT VALUE    ACCUMULATION
 SUB-ACCOUNT                                        (INCEPTION DATE)  AT INCEPTION    UNIT VALUE    % CHANGE
------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                         6/6/97        $10.000000     $11.168525     11.7
 Alger American Leveraged AllCap Portfolio               6/9/97         10.000000      10.988210      9.9
 Alger American MidCap Growth Portfolio                  6/2/97         10.000000      11.123794     11.2
 Alger American Small Capitalization Portfolio           6/6/97         10.000000      11.406099     14.1
------------------------------------------------------------------------------------------------------------
 CIGNA VP Money Market Fund                             5/20/97         10.000000      10.230578      2.3
------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                    6/6/97         10.000000      11.249844     12.5
 Fidelity VIP High Income Portfolio                      6/2/97         10.000000      11.013339     10.1
 Fidelity VIP Overseas Portfolio                         6/2/97         10.000000       9.986074     -0.1
 Fidelity VIP II Contrafund Portfolio                    6/2/97         10.000000      11.485208     14.9
 Fidelity VIP II Investment Grade Bond Portfolio         6/9/97         10.000000      10.587068      5.9
 Fidelity VIP III Growth Opportunities Portfolio         6/9/97         10.000000      11.379873     13.8
------------------------------------------------------------------------------------------------------------
 MFS Emerging Growth Series                              6/2/97         10.000000      11.329433     13.3
 MFS Growth with Income Series                           6/5/97         10.000000      11.422097     14.2
 MFS Research Series                                     6/9/97         10.000000      10.759295      7.6
 MFS Total Return Series                                 6/2/97         10.000000      11.107402     11.1
 MFS Utilities Series                                    6/9/97         10.000000      12.027164     20.3
------------------------------------------------------------------------------------------------------------
 AMT Limited Maturity Bond Portfolio                     6/2/97         10.000000      10.358639      3.6
 AMT Partners Portfolio                                 5/22/97         10.000000      11.785098     17.9
------------------------------------------------------------------------------------------------------------
 OCC Global Equity Portfolio                             6/2/97         10.000000      10.384482      3.8
 OCC Managed Portfolio                                  5/22/97         10.000000      11.210441     12.1
 OCC Small Cap Portfolio                                6/13/97         10.000000      10.688805      6.9
------------------------------------------------------------------------------------------------------------

Accumulation Unit Values are net of charges against the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                                         CIGNA
                                                                                       VARIABLE
                                                                                       PRODUCTS
                                                                                         GROUP
                                       ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS          SUB-ACCOUNT
                                ---------------------------------------------------   -----------
                                             LEVERAGED     MIDCAP        SMALL           MONEY
                                  GROWTH       ALLCAP      GROWTH    CAPITALIZATION     MARKET
                                -----------  ----------  ----------  --------------   -----------
ASSETS:
Investment in variable
  insurance funds at value....  $30,808,248  $8,253,666  $15,398,687  $20,132,265     $6,869,616
Receivable from Connecticut
  General Life Insurance
  Company.....................       31,506       6,260       1,903       --             --
Receivable for fund shares
  sold........................      --           --          --             3,763        8,637
                                -----------  ----------  ----------  --------------   -----------
  Total assets................   30,839,754   8,259,926  15,400,590    20,136,028     6,878,253
                                -----------  ----------  ----------  --------------   -----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......      --           --          --             3,763        8,637
Payable for fund shares
  purchased...................       31,506       6,260       1,903       --             --
                                -----------  ----------  ----------  --------------   -----------
  Total liabilities...........       31,506       6,260       1,903         3,763        8,637
                                -----------  ----------  ----------  --------------   -----------
  Net assets..................  $30,808,248  $8,253,666  $15,398,687  $20,132,265     $6,869,616
                                -----------  ----------  ----------  --------------   -----------
                                -----------  ----------  ----------  --------------   -----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................    1,521,063     401,116     802,891     1,125,616        --
Net asset value per
  accumulation unit...........  $ 17.196381  $18.148668  $16.429260   $ 14.799455     $  --
                                -----------  ----------  ----------  --------------   -----------
                                $26,156,787  $7,279,720  $13,190,901  $16,658,508     $  --
                                -----------  ----------  ----------  --------------   -----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................      145,446      33,901      84,399       137,954        --
Net asset value per
  accumulation unit...........  $ 13.211614  $11.744336  $11.377289   $ 10.289562     $  --
                                -----------  ----------  ----------  --------------   -----------
                                $ 1,921,574  $  398,139  $  960,230   $ 1,419,485     $  --
                                -----------  ----------  ----------  --------------   -----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY
  CONTRACTS--CHOICEPLUS
Accumulation units
  outstanding.................      241,255      52,402     112,152       175,551      671,479
Net asset value per
  accumulation unit...........  $ 11.168525  $10.988210  $11.123794   $ 11.406099     $10.230578
                                -----------  ----------  ----------  --------------   -----------
                                $ 2,694,461  $  575,807  $1,247,556   $ 2,002,348     $6,869,616
                                -----------  ----------  ----------  --------------   -----------
Accumulation net assets.......  $30,772,822  $8,253,666  $15,398,687  $20,080,341     $6,869,616
Annuity reserves..............       35,426      --          --            51,924        --
                                -----------  ----------  ----------  --------------   -----------
                                $30,808,248  $8,253,666  $15,398,687  $20,132,265     $6,869,616
                                -----------  ----------  ----------  --------------   -----------
                                -----------  ----------  ----------  --------------   -----------


                                      FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                ------------------------------------------------
                                  EQUITY-       HIGH        MONEY
                                  INCOME       INCOME      MARKET      OVERSEAS
                                -----------  ----------  -----------  ----------
ASSETS:
Investment in variable
  insurance funds at value....  $52,730,899  $17,524,570 $11,575,573  $6,997,880
Receivable from Connecticut
  General Life Insurance
  Company.....................       30,505      33,735      --           13,114
Receivable for fund shares
  sold........................      --           --              407      --
                                -----------  ----------  -----------  ----------
  Total assets................   52,761,404  17,558,305   11,575,980   7,010,994
                                -----------  ----------  -----------  ----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......      --           --              407      --
Payable for fund shares
  purchased...................       30,505      33,735      --           13,114
                                -----------  ----------  -----------  ----------
  Total liabilities...........       30,505      33,735          407      13,114
                                -----------  ----------  -----------  ----------
  Net assets..................  $52,730,899  $17,524,570 $11,575,573  $6,997,880
                                -----------  ----------  -----------  ----------
                                -----------  ----------  -----------  ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................    2,564,387     997,952    1,017,888     417,152
Net asset value per
  accumulation unit...........  $ 17.296831  $12.545574  $ 11.095784  $11.687000
                                -----------  ----------  -----------  ----------
                                $44,355,770  $12,519,875 $11,294,261  $4,875,251
                                -----------  ----------  -----------  ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................      232,844      55,953       21,161      21,670
Net asset value per
  accumulation unit...........  $ 13.707441  $12.298844  $ 10.632251  $11.587559
                                -----------  ----------  -----------  ----------
                                $ 3,191,701  $  688,161  $   224,994  $  251,102
                                -----------  ----------  -----------  ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY
  CONTRACTS--CHOICEPLUS
Accumulation units
  outstanding.................      456,837     391,937      --          187,414
Net asset value per
  accumulation unit...........  $ 11.249844  $11.013339  $   --       $ 9.986074
                                -----------  ----------  -----------  ----------
                                $ 5,139,346  $4,316,534  $   --       $1,871,527
                                -----------  ----------  -----------  ----------
Accumulation net assets.......  $52,686,817  $17,524,570 $11,519,255  $6,997,880
Annuity reserves..............       44,082      --           56,318      --
                                -----------  ----------  -----------  ----------
                                $52,730,899  $17,524,570 $11,575,573  $6,997,880
                                -----------  ----------  -----------  ----------
                                -----------  ----------  -----------  ----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                                                      FIDELITY VIP III
                                          FIDELITY VIP II              PORTFOLIO SUB-
                                       PORTFOLIO SUB-ACCOUNTS             ACCOUNT
                                ------------------------------------  ----------------
                                   ASSET                  INVESTMENT       GROWTH
                                  MANAGER    CONTRA- FUND GRADE BOND   OPPORTUNITIES
                                -----------  -----------  ----------  ----------------
ASSETS:
Investment in variable
  insurance funds at value....  $ 6,665,259  $ 1,711,022  $11,087,263    $3,831,488
Receivable from Connecticut
  General Life Insurance
  Company.....................        5,447        8,985     52,259          17,930
Receivable for fund shares
  sold........................      --           --          --            --
                                -----------  -----------  ----------  ----------------
  Total assets................    6,670,706    1,720,007  11,139,522      3,849,418
                                -----------  -----------  ----------  ----------------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......      --           --          --            --
Payable for fund shares
  purchased...................        5,447        8,985     52,259          17,930
                                -----------  -----------  ----------  ----------------
  Total liabilities...........        5,447        8,985     52,259          17,930
                                -----------  -----------  ----------  ----------------
  Net assets..................  $ 6,665,259  $ 1,711,022  $11,087,263    $3,831,488
                                -----------  -----------  ----------  ----------------
                                -----------  -----------  ----------  ----------------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................      403,681      --         776,658        --
Net asset value per
  accumulation unit...........  $ 15.193166  $   --       $11.554977     $ --
                                -----------  -----------  ----------  ----------------
                                $ 6,133,197  $   --       $8,974,264     $ --
                                -----------  -----------  ----------  ----------------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................       41,423      --          22,191        --
Net asset value per
  accumulation unit...........  $ 12.844560  $   --       $11.323436     $ --
                                -----------  -----------  ----------  ----------------
                                $   532,062  $   --       $ 251,281      $ --
                                -----------  -----------  ----------  ----------------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY
  CONTRACTS--CHOICEPLUS
Accumulation units
  outstanding.................      --           148,976    175,848         336,690
Net asset value per
  accumulation unit...........  $   --       $ 11.485208  $10.587068     $11.379873
                                -----------  -----------  ----------  ----------------
                                $   --       $ 1,711,022  $1,861,718     $3,831,488
                                -----------  -----------  ----------  ----------------
Accumulation net assets.......  $ 6,665,259  $ 1,711,022  $11,087,263    $3,831,488
Annuity reserves..............      --           --          --            --
                                -----------  -----------  ----------  ----------------
                                $ 6,665,259  $ 1,711,022  $11,087,263    $3,831,488
                                -----------  -----------  ----------  ----------------
                                -----------  -----------  ----------  ----------------


                                                         MFS SERIES SUB-ACCOUNTS
                                -------------------------------------------------------------------------
                                 EMERGING   GROWTH WITH                 TOTAL                    WORLD
                                  GROWTH      INCOME       RESEARCH     RETURN    UTILITIES   GOVERNMENTS
                                ----------  -----------   ----------  ----------  ----------  -----------
ASSETS:
Investment in variable
  insurance funds at value....  $2,119,089  $2,764,456    $3,679,671  $19,421,227 $6,251,870   $1,413,390
Receivable from Connecticut
  General Life Insurance
  Company.....................       3,955      54,701        33,334      --          14,783      --
Receivable for fund shares
  sold........................      --          --            --             706      --              54
                                ----------  -----------   ----------  ----------  ----------  -----------
  Total assets................   2,123,044   2,819,157     3,713,005  19,421,933   6,266,653   1,413,444
                                ----------  -----------   ----------  ----------  ----------  -----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......      --          --            --             706      --              54
Payable for fund shares
  purchased...................       3,955      54,701        33,334      --          14,783      --
                                ----------  -----------   ----------  ----------  ----------  -----------
  Total liabilities...........       3,955      54,701        33,334         706      14,783          54
                                ----------  -----------   ----------  ----------  ----------  -----------
  Net assets..................  $2,119,089  $2,764,456    $3,679,671  $19,421,227 $6,251,870   $1,413,390
                                ----------  -----------   ----------  ----------  ----------  -----------
                                ----------  -----------   ----------  ----------  ----------  -----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................      --          --            --       1,032,242     322,795     131,155
Net asset value per
  accumulation unit...........  $   --      $   --        $   --      $14.870405  $17.278823   $10.297427
                                ----------  -----------   ----------  ----------  ----------  -----------
                                $   --      $   --        $   --      $15,349,858 $5,577,524   $1,350,557
                                ----------  -----------   ----------  ----------  ----------  -----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................      --          --            --         102,664      13,784       6,175
Net asset value per
  accumulation unit...........  $   --      $   --        $   --      $13.176208  $14.800406   $10.174585
                                ----------  -----------   ----------  ----------  ----------  -----------
                                $   --      $   --        $   --      $1,352,720  $  204,004   $  62,833
                                ----------  -----------   ----------  ----------  ----------  -----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY
  CONTRACTS--CHOICEPLUS
Accumulation units
  outstanding.................     187,043     242,027       341,999     244,760      39,107      --
Net asset value per
  accumulation unit...........  $11.329433  $11.422097    $10.759295  $11.107402  $12.027164   $  --
                                ----------  -----------   ----------  ----------  ----------  -----------
                                $2,119,089  $2,764,456    $3,679,671  $2,718,649  $  470,342   $  --
                                ----------  -----------   ----------  ----------  ----------  -----------
Accumulation net assets.......  $2,119,089  $2,764,456    $3,679,671  $19,421,227 $6,251,870   $1,413,390
Annuity reserves..............      --          --            --          --          --          --
                                ----------  -----------   ----------  ----------  ----------  -----------
                                $2,119,089  $2,764,456    $3,679,671  $19,421,227 $6,251,870   $1,413,390
                                ----------  -----------   ----------  ----------  ----------  -----------
                                ----------  -----------   ----------  ----------  ----------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                    AMT PORTFOLIO SUB-ACCOUNTS
                                -----------------------------------    OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                             LIMITED                  --------------------------------------
                                             MATURITY                   GLOBAL
                                 BALANCED      BOND      PARTNERS       EQUITY       MANAGED      SMALL CAP
                                ----------  ----------  -----------   ----------  -------------   ----------
ASSETS:
Investment in variable
  insurance funds at value....  $5,410,923  $6,636,808  $34,421,582   $18,864,939  $ 67,959,224   $9,066,217
Receivable from Connecticut
  General Life Insurance
  Company.....................      --            212        52,086        7,429         53,492       13,210
Receivable for fund shares
  sold........................         290     --           --            --           --             --
                                ----------  ----------  -----------   ----------  -------------   ----------
  Total assets................   5,411,213  6,637,020    34,473,668   18,872,368     68,012,716    9,079,427
                                ----------  ----------  -----------   ----------  -------------   ----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......         290     --           --            --           --             --
Payable for fund shares
  purchased...................      --            212        52,086        7,429         53,492       13,210
                                ----------  ----------  -----------   ----------  -------------   ----------
  Total liabilities...........         290        212        52,086        7,429         53,492       13,210
                                ----------  ----------  -----------   ----------  -------------   ----------
  Net assets..................  $5,410,923  $6,636,808  $34,421,582   $18,864,939  $ 67,959,224   $9,066,217
                                ----------  ----------  -----------   ----------  -------------   ----------
                                ----------  ----------  -----------   ----------  -------------   ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................     389,760    460,111     1,242,083    1,032,703      3,343,230      448,919
Net asset value per
  accumulation unit...........  $12.772116  $11.438698  $ 20.080660   $15.021373   $  16.298405   $15.345589
                                ----------  ----------  -----------   ----------  -------------   ----------
                                $4,978,066  $5,263,072  $24,941,844   $15,512,619  $ 54,489,310   $6,888,934
                                ----------  ----------  -----------   ----------  -------------   ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................      33,702     15,655       131,403       77,692        329,792       44,569
Net asset value per
  accumulation unit...........  $11.759038  $10.922542  $ 14.901357   $12.126399   $  13.785620   $12.738185
                                ----------  ----------  -----------   ----------  -------------   ----------
                                $  396,303  $ 170,997   $ 1,958,078   $  942,121   $  4,546,388   $  567,734
                                ----------  ----------  -----------   ----------  -------------   ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY
  CONTRACTS--CHOICEPLUS
Accumulation units
  outstanding.................      --        116,110       637,684      226,381        792,156      145,504
Net asset value per
  accumulation unit...........  $   --      $10.358639  $ 11.785098   $10.384482   $  11.210441   $10.688805
                                ----------  ----------  -----------   ----------  -------------   ----------
                                $   --      $1,202,739  $ 7,515,164   $2,350,845   $  8,880,418   $1,555,263
                                ----------  ----------  -----------   ----------  -------------   ----------
Accumulation net assets.......  $5,374,369  $6,636,808  $34,415,086   $18,805,585  $ 67,916,116   $9,011,931
Annuity reserves..............      36,554     --             6,496       59,354         43,108       54,286
                                ----------  ----------  -----------   ----------  -------------   ----------
                                $5,410,923  $6,636,808  $34,421,582   $18,864,939  $ 67,959,224   $9,066,217
                                ----------  ----------  -----------   ----------  -------------   ----------
                                ----------  ----------  -----------   ----------  -------------   ----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                                                                               CIGNA
                                                                                             VARIABLE
                                                                                             PRODUCTS
                                                                                               GROUP
                                                ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS        SUB-ACCOUNT
                                          -------------------------------------------------  ---------
                                                      LEVERAGED     MIDCAP        SMALL        MONEY
                                            GROWTH      ALLCAP      GROWTH    CAPITALIZATION MARKET *
                                          ----------  ----------  ----------  -------------  ---------
INVESTMENT INCOME:
Dividends...............................  $   77,695  $   --      $    7,282  $    --        $94,819
EXPENSES:
Mortality and expense risk and
  administrative charges................     331,270      94,488     171,622       218,002    26,486
                                          ----------  ----------  ----------  -------------  ---------
  Net investment gain (loss)............    (253,575)    (94,488)   (164,340)     (218,002 )  68,333
                                          ----------  ----------  ----------  -------------  ---------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Capital distribution from portfolio
  sponsor...............................     140,707      --         177,571       587,421     --
Net realized gain (loss) on share
  transactions..........................       1,540      19,106      24,882       (93,004 )   --
                                          ----------  ----------  ----------  -------------  ---------
  Net realized gain.....................     142,247      19,106     202,453       494,417     --
Net unrealized gain.....................   5,050,728   1,153,622   1,532,602     1,272,653     --
                                          ----------  ----------  ----------  -------------  ---------
  Net realized and unrealized gain on
    investments.........................   5,192,975   1,172,728   1,735,055     1,767,070     --
                                          ----------  ----------  ----------  -------------  ---------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS............................  $4,939,400  $1,078,240  $1,570,715  $  1,549,068   $68,333
                                          ----------  ----------  ----------  -------------  ---------
                                          ----------  ----------  ----------  -------------  ---------


                                               FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                          ----------------------------------------------
                                           EQUITY-       HIGH       MONEY
                                            INCOME      INCOME      MARKET     OVERSEAS
                                          ----------  ----------  ----------  ----------
INVESTMENT INCOME:
Dividends...............................  $  501,651  $  401,740  $  762,513  $  40,523
EXPENSES:
Mortality and expense risk and
  administrative charges................     531,764     141,971     187,646     60,775
                                          ----------  ----------  ----------  ----------
  Net investment gain (loss)............     (30,113)    259,769     574,867    (20,252 )
                                          ----------  ----------  ----------  ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Capital distribution from portfolio
  sponsor...............................   2,522,193      49,653      --        160,863
Net realized gain (loss) on share
  transactions..........................     (10,861)    (12,799)     --         (3,004 )
                                          ----------  ----------  ----------  ----------
  Net realized gain.....................   2,511,332      36,854      --        157,859
Net unrealized gain.....................   6,563,776   1,259,396      --         38,849
                                          ----------  ----------  ----------  ----------
  Net realized and unrealized gain on
    investments.........................   9,075,108   1,296,250      --        196,708
                                          ----------  ----------  ----------  ----------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS............................  $9,044,995  $1,556,019  $  574,867  $ 176,456
                                          ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------

----------------------------------
* Period from May 20, 1997 (date deposits first received) to December 31, 1997

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                                                 FIDELITY VIP III
                                        FIDELITY VIP II           PORTFOLIO SUB-           MFS SERIES
                                    PORTFOLIO SUB-ACCOUNTS            ACCOUNT             SUB-ACCOUNTS
                                -------------------------------  -----------------   ----------------------
                                  ASSET     CONTRA-  INVESTMENT       GROWTH         EMERGING   GROWTH WITH
                                 MANAGER    FUND **  GRADE BOND  OPPORTUNITIES ***   GROWTH **  INCOME ****
                                ----------  -------  ----------  -----------------   ---------  -----------
INVESTMENT INCOME:
Dividends.....................  $  167,312  $ --     $ 360,990   $   --              $  --      $  10,678
EXPENSES:
Mortality and expense risk and
  administrative charges......      76,758    5,782    104,517       12,362             6,875       8,570
                                ----------  -------  ----------    --------          ---------  -----------
  Net investment gain
    (loss)....................      90,554   (5,782)   256,473      (12,362)           (6,875 )     2,108
                                ----------  -------  ----------    --------          ---------  -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distribution from
  portfolio sponsor...........     419,698    --        --           --                 --         49,949
Net realized gain (loss) on
  share transactions..........       5,306      (17)     2,025           57             1,644         (98 )
                                ----------  -------  ----------    --------          ---------  -----------
  Net realized gain (loss)....     425,004      (17)     2,025           57             1,644      49,851
Net unrealized gain (loss)....     492,627   41,006    368,703      165,241            24,778      43,425
                                ----------  -------  ----------    --------          ---------  -----------
  Net realized and unrealized
    gain (loss) on
    investments...............     917,631   40,989    370,728      165,298            26,422      93,276
                                ----------  -------  ----------    --------          ---------  -----------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $1,008,185  $35,207  $ 627,201   $  152,936          $ 19,547   $  95,384
                                ----------  -------  ----------    --------          ---------  -----------
                                ----------  -------  ----------    --------          ---------  -----------


                                                TOTAL                    WORLD
                                RESEARCH ***    RETURN    UTILITIES   GOVERNMENTS
                                ------------  ----------  ----------  -----------
INVESTMENT INCOME:
Dividends.....................  $   --        $   --      $   --      $   22,035
EXPENSES:
Mortality and expense risk and
  administrative charges......      11,215       190,114      57,968      18,142
                                ------------  ----------  ----------  -----------
  Net investment gain
    (loss)....................     (11,215  )   (190,114)    (57,968)      3,893
                                ------------  ----------  ----------  -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distribution from
  portfolio sponsor...........      --            --          --           9,988
Net realized gain (loss) on
  share transactions..........       1,277         3,460       2,162      (1,993)
                                ------------  ----------  ----------  -----------
  Net realized gain (loss)....       1,277         3,460       2,162       7,995
Net unrealized gain (loss)....      20,550     2,716,983   1,313,374     (47,665)
                                ------------  ----------  ----------  -----------
  Net realized and unrealized
    gain (loss) on
    investments...............      21,827     2,720,443   1,315,536     (39,670)
                                ------------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $   10,612    $2,530,329  $1,257,568  $  (35,777)
                                ------------  ----------  ----------  -----------
                                ------------  ----------  ----------  -----------

------------------------------
**   Period from June 2, 1997 (date deposits first received) to December 31,
    1997
***  Period from June 9, 1997 (date deposits first received) to December 31,
    1997
**** Period from June 5, 1997 (date deposits first received) to December 31,
    1997

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                      AMT PORTFOLIO SUB-ACCOUNTS
                                --------------------------------------       OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                                LIMITED                  --------------------------------------------
                                               MATURITY                     GLOBAL
                                  BALANCED       BOND       PARTNERS        EQUITY         MANAGED        SMALL CAP
                                ------------   ---------   -----------   ------------   --------------   ------------
INVESTMENT INCOME:
Dividends.....................    $   62,015    $230,704     $  35,980     $   89,675      $   399,586     $ 19,838
EXPENSES:
Mortality and expense risk and
  administrative charges......        57,524     65,699        287,570        200,143          684,466       74,900
                                ------------   ---------   -----------   ------------   --------------   ------------
  Net investment gain
    (loss)....................         4,491    165,005       (251,590)      (110,468)        (284,880)     (55,062)
                                ------------   ---------   -----------   ------------   --------------   ------------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
Capital distribution from
  portfolio sponsor...........       159,172      --           554,096        863,304        1,227,260      139,904
Net realized gain (loss) on
  share transactions..........         8,894      1,260        (36,279)        (3,225)             473        1,039
                                ------------   ---------   -----------   ------------   --------------   ------------
  Net realized gain...........       168,066      1,260        517,817        860,079        1,227,733      140,943
Net unrealized gain...........       507,948     92,716      4,735,263        718,584        7,959,980      845,266
                                ------------   ---------   -----------   ------------   --------------   ------------
  Net realized and unrealized
    gain on investments.......       676,014     93,976      5,253,080      1,578,663        9,187,713      986,209
                                ------------   ---------   -----------   ------------   --------------   ------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...    $  680,505    $258,981     $5,001,490    $1,468,195      $ 8,902,833     $931,147
                                ------------   ---------   -----------   ------------   --------------   ------------
                                ------------   ---------   -----------   ------------   --------------   ------------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                                                                              CIGNA
                                                                                             VARIABLE
                                                                                             PRODUCTS
                                                                                              GROUP
                                            ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS          SUB-ACCOUNT
                                     ---------------------------------------------------   ------------
                                                  LEVERAGED     MIDCAP        SMALL        MONEY MARKET
                                       GROWTH       ALLCAP      GROWTH    CAPITALIZATION        *
                                     -----------  ----------  ----------  --------------   ------------
OPERATIONS:
Net investment gain (loss).........  $  (253,575) $  (94,488) $ (164,340)  $  (218,002)    $    68,333
Net realized gain..................      142,247      19,106     202,453       494,417         --
Net unrealized gain................    5,050,728   1,153,622   1,532,602     1,272,653         --
                                     -----------  ----------  ----------  --------------   ------------
  Net increase from operations.....    4,939,400   1,078,240   1,570,715     1,549,068          68,333
                                     -----------  ----------  ----------  --------------   ------------
ACCUMULATION AND ANNUITY UNIT
  TRANSACTIONS:
Participant deposits...............    5,337,526   1,537,063   2,637,168     3,430,738      26,057,549
Participant transfers..............    3,181,343     280,882   2,087,535     1,351,675     (19,218,746)
Participant withdrawals and annuity
  payments.........................     (824,870)   (226,287)   (472,429)     (593,283)        (37,520)
                                     -----------  ----------  ----------  --------------   ------------
  Net increase from participant
    transactions...................    7,693,999   1,591,658   4,252,274     4,189,130       6,801,283
                                     -----------  ----------  ----------  --------------   ------------
    Total increase in net assets...   12,633,399   2,669,898   5,822,989     5,738,198       6,869,616
                                     -----------  ----------  ----------  --------------   ------------
NET ASSETS:
Beginning of period................   18,174,849   5,583,768   9,575,698    14,394,067         --
                                     -----------  ----------  ----------  --------------   ------------
End of period......................  $30,808,248  $8,253,666  $15,398,687  $20,132,265     $ 6,869,616
                                     -----------  ----------  ----------  --------------   ------------
                                     -----------  ----------  ----------  --------------   ------------


                                            FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                     --------------------------------------------------
                                       EQUITY-       HIGH        MONEY
                                       INCOME       INCOME      MARKET       OVERSEAS
                                     -----------  ----------  -----------   -----------
OPERATIONS:
Net investment gain (loss).........  $   (30,113) $  259,769  $   574,867   $   (20,252)
Net realized gain..................    2,511,332      36,854      --            157,859
Net unrealized gain................    6,563,776   1,259,396      --             38,849
                                     -----------  ----------  -----------   -----------
  Net increase from operations.....    9,044,995   1,556,019      574,867       176,456
                                     -----------  ----------  -----------   -----------
ACCUMULATION AND ANNUITY UNIT
  TRANSACTIONS:
Participant deposits...............    9,877,589   7,265,778   25,555,964     2,765,425
Participant transfers..............    7,616,249   4,195,306  (23,453,172)    2,324,012
Participant withdrawals and annuity
  payments.........................   (1,991,191)   (375,923)  (1,704,916)     (162,622)
                                     -----------  ----------  -----------   -----------
  Net increase from participant
    transactions...................   15,502,647  11,085,161      397,876     4,926,815
                                     -----------  ----------  -----------   -----------
    Total increase in net assets...   24,547,642  12,641,180      972,743     5,103,271
                                     -----------  ----------  -----------   -----------
NET ASSETS:
Beginning of period................   28,183,257   4,883,390   10,602,830     1,894,609
                                     -----------  ----------  -----------   -----------
End of period......................  $52,730,899  $17,524,570 $11,575,573   $ 6,997,880
                                     -----------  ----------  -----------   -----------
                                     -----------  ----------  -----------   -----------

------------------------------
*   Period from May 20, 1997 (date deposits first received) to December 31, 1997

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                                                           FIDELITY VIP
                                                                               III
                                                                          PORTFOLIO SUB-
                                               FIDELITY VIP II               ACCOUNT
                                           PORTFOLIO SUB-ACCOUNTS         --------------
                                     -----------------------------------      GROWTH
                                        ASSET      CONTRA-    INVESTMENT  OPPORTUNITIES
                                       MANAGER     FUND **    GRADE BOND       ***
                                     -----------  ----------  ----------  --------------
OPERATIONS:
Net investment gain (loss).........  $    90,554  $   (5,782) $  256,473   $   (12,362)
Net realized gain (loss)...........      425,004         (17)      2,025            57
Net unrealized gain (loss).........      492,627      41,006     368,703       165,241
                                     -----------  ----------  ----------  --------------
  Net increase (decrease) from
    operations.....................    1,008,185      35,207     627,201       152,936
                                     -----------  ----------  ----------  --------------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits...............      999,019   1,155,144   2,794,038     2,597,161
Participant transfers..............      810,077     547,974   2,142,175     1,101,690
Participant withdrawals............     (355,632)    (27,303)   (316,736)      (20,299)
                                     -----------  ----------  ----------  --------------
  Net increase (decrease) from
    participant transactions.......    1,453,464   1,675,815   4,619,477     3,678,552
                                     -----------  ----------  ----------  --------------
    Total increase (decrease) in
      net assets...................    2,461,649   1,711,022   5,246,678     3,831,488
                                     -----------  ----------  ----------  --------------
NET ASSETS:
Beginning of period................    4,203,610      --       5,840,585       --
                                     -----------  ----------  ----------  --------------
End of period......................  $ 6,665,259  $1,711,022  $11,087,263  $ 3,831,488
                                     -----------  ----------  ----------  --------------
                                     -----------  ----------  ----------  --------------


                                                               MFS SERIES SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------
                                       EMERGING    GROWTH WITH   RESEARCH      TOTAL                     WORLD
                                      GROWTH **    INCOME ****     ***        RETURN      UTILITIES   GOVERNMENTS
                                     ------------  -----------  ----------  -----------   ----------  -----------
OPERATIONS:
Net investment gain (loss).........  $     (6,875) $    2,108   $ (11,215 ) $  (190,114)  $  (57,968) $    3,893
Net realized gain (loss)...........         1,644      49,851       1,277         3,460        2,162       7,995
Net unrealized gain (loss).........        24,778      43,425      20,550     2,716,983    1,313,374     (47,665)
                                     ------------  -----------  ----------  -----------   ----------  -----------
  Net increase (decrease) from
    operations.....................        19,547      95,384      10,612     2,530,329    1,257,568     (35,777)
                                     ------------  -----------  ----------  -----------   ----------  -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits...............     1,299,509   1,387,817   2,361,107     4,951,791      697,454     205,485
Participant transfers..............       849,791   1,287,747   1,353,004     3,826,468    1,697,348    (228,367)
Participant withdrawals............       (49,758)     (6,492 )   (45,052 )    (589,750)    (192,307)    (35,414)
                                     ------------  -----------  ----------  -----------   ----------  -----------
  Net increase (decrease) from
    participant transactions.......     2,099,542   2,669,072   3,669,059     8,188,509    2,202,495     (58,296)
                                     ------------  -----------  ----------  -----------   ----------  -----------
    Total increase (decrease) in
      net assets...................     2,119,089   2,764,456   3,679,671    10,718,838    3,460,063     (94,073)
                                     ------------  -----------  ----------  -----------   ----------  -----------
NET ASSETS:
Beginning of period................       --           --          --         8,702,389    2,791,807   1,507,463
                                     ------------  -----------  ----------  -----------   ----------  -----------
End of period......................  $  2,119,089  $2,764,456   $3,679,671  $19,421,227   $6,251,870  $1,413,390
                                     ------------  -----------  ----------  -----------   ----------  -----------
                                     ------------  -----------  ----------  -----------   ----------  -----------

------------------------------
**   Period from June 2, 1997 (date deposits first received) to December 31,
    1997
***  Period from June 9, 1997 (date deposits first received) to December 31,
    1997
**** Period from June 5, 1997 (date deposits first received) to December 31,
    1997

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 1997

                               AMT PORTFOLIO SUB-ACCOUNTS
                           -----------------------------------
                                         LIMITED                   OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                         MATURITY               ------------------------------------------
                            BALANCED       BOND      PARTNERS   GLOBAL EQUITY      MANAGED      SMALL CAP
                           -----------  ----------  ----------  --------------   ------------  -----------
OPERATIONS:
Net investment gain
  (loss).................  $     4,491  $ 165,005   $ (251,590)  $    (110,468)  $   (284,880) $   (55,062)
Net realized gain........      168,066      1,260      517,817         860,079      1,227,733      140,943
Net unrealized gain......      507,948     92,716    4,735,263         718,584      7,959,980      845,266
                           -----------  ----------  ----------  --------------   ------------  -----------
  Net increase from
    operations...........      680,505    258,981    5,001,490       1,468,195      8,902,833      931,147
                           -----------  ----------  ----------  --------------   ------------  -----------
ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS:
Participant deposits           794,039  1,839,438   10,686,060       4,406,191     16,196,357    2,555,273
Participant transfers....      772,497  1,058,558    9,775,496       3,352,013     11,795,604    3,078,585
Participant withdrawals
  and annuity payments...     (201,295)  (183,646 )   (738,005)       (555,871)    (2,062,412)    (255,114)
                           -----------  ----------  ----------  --------------   ------------  -----------
  Net increase from
    participant
    transactions.........    1,365,241  2,714,350   19,723,551       7,202,333     25,929,549    5,378,744
                           -----------  ----------  ----------  --------------   ------------  -----------
    Total increase in net
     assets..............    2,045,746  2,973,331   24,725,041       8,670,528     34,832,382    6,309,891
                           -----------  ----------  ----------  --------------   ------------  -----------
NET ASSETS:
Beginning of period......    3,365,177  3,663,477    9,696,541      10,194,411     33,126,842    2,756,326
                           -----------  ----------  ----------  --------------   ------------  -----------
End of period............  $ 5,410,923  $6,636,808  $34,421,582  $  18,864,939   $ 67,959,224  $ 9,066,217
                           -----------  ----------  ----------  --------------   ------------  -----------
                           -----------  ----------  ----------  --------------   ------------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 1996

                                  ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS                 FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                           ---------------------------------------------------   --------------------------------------------------
                                        LEVERAGED     MIDCAP        SMALL          EQUITY-       HIGH        MONEY
                             GROWTH       ALLCAP      GROWTH    CAPITALIZATION     INCOME      INCOME *      MARKET     OVERSEAS **
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
OPERATIONS:
Net investment gain
  (loss).................  $  (137,697) $  (48,267) $  (67,601)  $  (126,196)    $  (209,687) $  (19,299) $    428,827  $   (5,307)
Net realized gain
  (loss).................      229,107       8,055      80,821         1,764         340,521        (241)      --              168
Net unrealized gain......    1,131,951     218,998     345,620       109,613       2,059,625     196,922       --           64,159
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
  Net increase (decrease)
    from operations......    1,223,361     178,786     358,840       (14,819)      2,190,459     177,382       428,827      59,020
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS:
Participant deposits.....   10,783,257   3,476,529   4,553,845     8,786,778      15,889,145   2,685,680    30,385,963   1,005,559
Participant transfers....    2,602,802     772,742   2,723,340     2,632,177       5,222,220   2,257,438   (26,362,351)    834,182
Participant withdrawals
  and annuity payments...     (294,588)    (53,503)    (98,852)     (281,569)     (1,664,909)   (237,110)     (825,252)     (4,152)
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
  Net increase from
    participant
    transactions.........   13,091,471   4,195,768   7,178,333    11,137,386      19,446,456   4,706,008     3,198,360   1,835,589
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
    Total increase in net
      assets.............   14,314,832   4,374,554   7,537,173    11,122,567      21,636,915   4,883,390     3,627,187   1,894,609
NET ASSETS:
Beginning of period......    3,860,017   1,209,214   2,038,525     3,271,500       6,546,342      --         6,975,643      --
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
End of period............  $18,174,849  $5,583,768  $9,575,698   $14,394,067     $28,183,257  $4,883,390  $ 10,602,830  $1,894,609
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------

                               FIDELITY VIP II
                           PORTFOLIO SUB-ACCOUNTS
                           -----------------------
                             ASSET     INVESTMENT
                            MANAGER    GRADE BOND
                           ----------  -----------
OPERATIONS:
Net investment gain
  (loss).................  $   (3,908) $   44,176
Net realized gain
  (loss).................      23,191     (39,580)
Net unrealized gain......     318,766     134,649
                           ----------  -----------
  Net increase (decrease)
    from operations......     338,049     139,245
                           ----------  -----------
ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS:
Participant deposits.....   2,404,033   4,267,300
Participant transfers....     837,140     (43,936)
Participant withdrawals
  and annuity payments...     (79,225)    (43,602)
                           ----------  -----------
  Net increase from
    participant
    transactions.........   3,161,948   4,179,762
                           ----------  -----------
    Total increase in net
      assets.............   3,499,997   4,319,007
NET ASSETS:
Beginning of period......     703,613   1,521,578
                           ----------  -----------
End of period............  $4,203,610  $5,840,585
                           ----------  -----------
                           ----------  -----------

------------------------------
* Period from May 22, 1996 (date deposits first received) to December 31, 1996 ** Period from May 20, 1996 (date deposits first received) to December 31, 1996

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 1996

                                           MFS SERIES SUB-ACCOUNTS               AMT PORTFOLIO SUB-ACCOUNTS
                                     -----------------------------------   --------------------------------------
                                       TOTAL                    WORLD                     LIMITED
                                       RETURN    UTILITIES   GOVERNMENTS    BALANCED   MATURITY BOND    PARTNERS
                                     ----------  ----------  -----------   ----------  -------------   ----------
OPERATIONS:
Net investment gain (loss).........  $   70,381  $   43,717  $  (12,757)   $     (370)  $   82,632     $  (58,511)
Net realized gain..................      59,975     165,947         103       159,057          110         78,862
Net unrealized gain (loss).........     468,302      99,863      61,456       (27,931)       8,894      1,271,284
                                     ----------  ----------  -----------   ----------  -------------   ----------
  Net increase from operations.....     598,658     309,527      48,802       130,756       91,636      1,291,635
                                     ----------  ----------  -----------   ----------  -------------   ----------
ACCUMULATION AND ANNUITY UNIT
  TRANSACTIONS:
Participant deposits...............   4,811,832   1,302,058     895,119     1,994,125    1,858,603      4,552,441
Participant transfers..............   1,778,613     721,609     229,235       421,781      669,231      2,538,705
Participant withdrawals and annuity
  payments.........................    (126,130)    (54,286)     (8,402)      (59,302)     (82,873)      (209,905)
                                     ----------  ----------  -----------   ----------  -------------   ----------
  Net increase from participant
    transactions...................   6,464,315   1,969,381   1,115,952     2,356,604    2,444,961      6,881,241
                                     ----------  ----------  -----------   ----------  -------------   ----------
    Total increase in net assets...   7,062,973   2,278,908   1,164,754     2,487,360    2,536,597      8,172,876
NET ASSETS:
Beginning of period................   1,639,416     512,899     342,709       877,817    1,126,880      1,523,665
                                     ----------  ----------  -----------   ----------  -------------   ----------
End of period......................  $8,702,389  $2,791,807  $1,507,463    $3,365,177   $3,663,477     $9,696,541
                                     ----------  ----------  -----------   ----------  -------------   ----------
                                     ----------  ----------  -----------   ----------  -------------   ----------

                                               OCC ACCUMULATION
                                              TRUST SUB-ACCOUNTS
                                     ------------------------------------
                                       GLOBAL                    SMALL
                                       EQUITY       MANAGED       CAP
                                     -----------  -----------  ----------
OPERATIONS:
Net investment gain (loss).........  $   (40,318) $  (125,580) $   (9,497)
Net realized gain..................       51,921       76,937      24,917
Net unrealized gain (loss).........      767,457    3,785,792     239,507
                                     -----------  -----------  ----------
  Net increase from operations.....      779,060    3,737,149     254,927
                                     -----------  -----------  ----------
ACCUMULATION AND ANNUITY UNIT
  TRANSACTIONS:
Participant deposits...............    5,606,065   17,033,548   1,053,997
Participant transfers..............    2,295,536    7,398,554     835,481
Participant withdrawals and annuity
  payments.........................     (124,119)    (464,195)    (17,732)
                                     -----------  -----------  ----------
  Net increase from participant
    transactions...................    7,777,482   23,967,907   1,871,746
                                     -----------  -----------  ----------
    Total increase in net assets...    8,556,542   27,705,056   2,126,673
NET ASSETS:
Beginning of period................    1,637,869    5,421,786     629,653
                                     -----------  -----------  ----------
End of period......................  $10,194,411  $33,126,842  $2,756,326
                                     -----------  -----------  ----------
                                     -----------  -----------  ----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.  ORGANIZATION

    CG Variable Annuity Separate Account II (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants. Within the account are four contract types that have different contract terms and or different fees (See Note 4).

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of twenty-five portfolios (mutual funds) of eight diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

    ALGER AMERICAN FUND:--

       Alger American Growth Portfolio
       Alger American Leveraged AllCap Portfolio
       Alger American MidCap Growth Portfolio
       Alger American Small Capitalization Portfolio

    CIGNA VARIABLE PRODUCTS GROUP:--

       CIGNA Variable Products Money Market Fund

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND:--

       Equity-Income Portfolio
       High Income Portfolio
       Money Market Portfolio
       Overseas Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:--

       Asset Manager Portfolio
       Contrafund Portfolio
       Investment Grade Bond Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND III:--

       Growth Opportunities Portfolio

    MFS VARIABLE INSURANCE TRUST:--

       MFS Emerging Growth Series
       MFS Growth with Income Series
       MFS Research Series
       MFS Total Return Series
       MFS Utilities Series
       MFS World Governments Series

    NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:--

       AMT Balanced Portfolio
       AMT Limited Maturity Bond Portfolio
       AMT Partners Portfolio

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.  ORGANIZATION (CONTINUED)
    OCC ACCUMULATION TRUST:--

       OCC Global Equity Portfolio
       OCC Managed Portfolio
       OCC Small Cap Portfolio

    Effective January 1, 1998, CG Life sold its individual variable annuity business to Lincoln National Corporation (Lincoln). Although CG Life will remain responsible for all policy terms and conditions, Lincoln will be servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

2.  SIGNIFICANT ACCOUNTING POLICIES

    These financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

A. INVESTMENT VALUATION:--Investments held by the sub-accounts are valued at their respective closing net asset value per share as determined by the mutual funds as of December 31, 1997. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

B. INVESTMENT TRANSACTIONS:--Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

C. FEDERAL INCOME TAXES:--The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

D. ANNUITY RESERVES:--The amount of annuity reserves is determined by the actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actual mortality experience, the responsibility of which is assumed by CG Life, are offset by transfers to or from CG Life.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

3.  INVESTMENTS

    Total shares held and cost of investments as of December 31, 1997 were:

-------------------------------------------------------------------------------------------
                                                                       SHARES     COST OF
SUB-ACCOUNT                                                             HELD     INVESTMENTS
-------------------------------------------------------------------------------------------
Alger American Growth Portfolio.....................................    720,492  $24,629,937
Alger American Leveraged AllCap Portfolio...........................    356,222   6,847,244
Alger American MidCap Growth Portfolio..............................    636,836  13,557,022
Alger American Small Capitalization Portfolio.......................    460,166  18,845,387
CIGNA Variable Products Money Market Fund...........................  6,869,616   6,869,616
Fidelity Equity-Income Portfolio....................................  2,171,783  43,838,658
Fidelity High Income Portfolio......................................  1,290,469  16,068,252
Fidelity Money Market Portfolio.....................................  11,575,573 11,575,573
Fidelity Overseas Portfolio.........................................    364,474   6,894,872
Fidelity Asset Manager Portfolio....................................    370,087   5,827,525
Fidelity Contrafund Portfolio.......................................     85,809   1,670,018
Fidelity Investment Grade Bond Portfolio............................    882,744  10,559,814
Fidelity Growth Opportunities Portfolio.............................    198,832   3,666,247
MFS Emerging Growth Series..........................................    131,294   2,094,311
MFS Growth with Income Series.......................................    168,154   2,721,031
MFS Research Series.................................................    233,038   3,659,121
MFS Total Return Series.............................................  1,167,843  16,201,968
MFS Utilities Series................................................    347,520   4,830,719
MFS World Governments Series........................................    138,432   1,421,536
AMT Balanced Portfolio..............................................    303,984   4,930,498
AMT Limited Maturity Bond Portfolio.................................    470,029   6,506,300
AMT Partners Portfolio..............................................  1,670,951  28,361,035
OCC Global Equity Portfolio.........................................  1,317,384  17,399,927
OCC Managed Portfolio...............................................  1,603,568  55,978,469
OCC Small Cap Portfolio.............................................    343,808   7,961,523
-------------------------------------------------------------------------------------------

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)
    Total purchases and sales of shares for each mutual fund, for the periods ended December 31, 1997, amounted to:

-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                          PURCHASES     SALES
-------------------------------------------------------------------------------------------
Alger American Growth Portfolio....................................  $8,595,764  $1,014,633
Alger American Leveraged AllCap Portfolio..........................   2,723,167   1,225,998
Alger American MidCap Growth Portfolio.............................   5,434,002   1,168,497
Alger American Small Capitalization Portfolio......................   8,828,840   4,270,290
CIGNA Variable Products Money Market Fund*.........................  16,585,368   9,715,752
Fidelity Equity-Income Portfolio...................................  20,031,213   2,036,485
Fidelity High Income Portfolio.....................................  14,065,473   2,670,890
Fidelity Money Market Portfolio....................................  27,152,685  26,179,942
Fidelity Overseas Portfolio........................................   5,656,133     588,707
Fidelity Asset Manager Portfolio...................................   2,826,840     863,124
Fidelity Contrafund Portfolio**....................................   1,717,783      47,748
Fidelity Investment Grade Bond Portfolio...........................   6,343,028   1,467,077
Fidelity Growth Opportunities Portfolio***.........................   3,767,973     101,783
MFS Emerging Growth Series**.......................................   2,134,597      41,930
MFS Growth with Income Series****..................................   2,729,062       7,933
MFS Research Series***.............................................   3,805,827     147,983
MFS Total Return Series............................................   8,657,635     659,240
MFS Utilities Series...............................................   2,560,406     415,879
MFS World Governments Series.......................................     569,430     613,845
AMT Balanced Portfolio.............................................   2,296,440     767,536
AMT Limited Maturity Bond Portfolio................................   4,359,908   1,480,553
AMT Partners Portfolio.............................................  22,831,233   2,805,176
OCC Global Equity Portfolio........................................   8,917,830     962,662
OCC Managed Portfolio..............................................  27,881,600   1,009,672
OCC Small Cap Portfolio............................................   5,864,106     400,520
-------------------------------------------------------------------------------------------

*    From 5/20/97, date deposits first received, to December 31, 1997.

**   From 6/2/97, date deposits first received, to December 31, 1997.

***  From 6/9/97, date deposits first received, to December 31, 1997.

**** From 6/5/97, date deposits first received, to December 31, 1997.

4.  CHARGES AND DEDUCTIONS

    CG Life assumes the risk that annuitants may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CG Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. For all contracts sold after April 30, 1997, CG Life charges each variable sub-account the daily equivalent of 1.25%, on an annual basis, of the current value of each sub-account's assets for the assumption of these risks. All contracts sold before May 1, 1997, with the exception of contracts sold in the state of New York from May 1, 1996 to April 30, 1997 (1.25% annual fee), have an annual fee of 1.20% for mortality and expense risks.

    CG Life also deducts a daily administrative fee from the assets of each variable sub-account as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
account. For all contracts sold after April 30, 1997, this charge is at an effective annual rate of .15%. All contracts sold before May 1, 1997, with the exception of contracts sold in the state of New York from May 1, 1996 to April 30, 1997 (.15% annual fee), have an effective annual rate of .10%.

    As partial compensation for administrative services provided, CG Life additionally receives a $35 ($30 on New York contracts) annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-accounts are part of the general account of CG Life and are not included in these financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees, for the variable sub-accounts, amounting to $71,683, were deducted for the periods ended December 31, 1997.

    For contracts sold prior to May 1, 1997 (excluding contracts sold in the state of New York where the optional death benefit was not available), the participant could have, for an additional charge, selected an optional death benefit (optional death benefit fee). The optional death benefit fee will be deducted from the participant's fixed or variable sub-account or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract on the date of each contract anniversary. The optional death benefit fees, for the variable sub-accounts, amounted to $4,356 for the periods ended December 31, 1997.

    Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. No transfer fees, for the variable sub-accounts, were deducted for the periods ended December 31, 1997.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
    The fees charged by CG Life for mortality and expense risks and administrative fees, from variable sub-accounts, for the periods ended December 31, 1997, amounted to:

-----------------------------------------------------------------------------------------------
                                                                        MORTALITY   ASSET BASED
                                                                       AND EXPENSE  ADMINISTRATIVE
SUB-ACCOUNT                                                             RISK FEES      FEES
-----------------------------------------------------------------------------------------------
Alger American Growth Portfolio......................................   $ 304,868    $  26,402
Alger American Leveraged AllCap Portfolio............................      86,987        7,501
Alger American MidCap Growth Portfolio...............................     157,966       13,656
Alger American Small Capitalization Portfolio........................     200,537       17,465
CIGNA Variable Products Money Market Fund*...........................      23,648        2,838
Fidelity Equity-Income Portfolio.....................................     489,324       42,440
Fidelity High Income Portfolio.......................................     130,361       11,610
Fidelity Money Market Portfolio......................................     173,089       14,557
Fidelity Overseas Portfolio..........................................      55,821        4,954
Fidelity Asset Manager Portfolio.....................................      70,643        6,115
Fidelity Contrafund Portfolio**......................................       5,162          620
Fidelity Investment Grade Bond Portfolio.............................      96,220        8,297
Fidelity Growth Opportunities Portfolio***...........................      11,037        1,325
MFS Emerging Growth Series**.........................................       6,138          737
MFS Growth with Income Series****....................................       7,652          918
MFS Research Series***...............................................      10,013        1,202
MFS Total Return Series..............................................     174,760       15,354
MFS Utilities Series.................................................      53,426        4,542
MFS World Governments Series.........................................      16,724        1,418
AMT Balanced Portfolio...............................................      52,966        4,558
AMT Limited Maturity Bond Portfolio..................................      60,458        5,241
AMT Partners Portfolio...............................................     263,923       23,647
OCC Global Equity Portfolio..........................................     184,183       15,960
OCC Managed Portfolio................................................     629,309       55,157
OCC Small Cap Portfolio..............................................      68,834        6,066
-----------------------------------------------------------------------------------------------

*    From 5/20/97, date deposits first received, to December 31, 1997.

**   From 6/2/97, date deposits first received, to December 31, 1997.

***  From 6/9/97, date deposits first received, to December 31, 1997.

**** From 6/5/97, date deposits first received, to December 31, 1997.

    No deduction for sales charges is made from a premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CG Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CG Life as reimbursement for services provided. These services include commissions paid to sales personnel, the costs associated with preparation of sales literature and other promotional costs and acquisition expenses. Withdrawal charges paid to CG Life for the variable sub-accounts, for the periods ended December 31, 1997, amounted to $145,226.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

5.  DISTRIBUTION OF NET INCOME

    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of surrenders, death benefits, transfers to other fixed or variable sub-accounts or annuity payments in excess of net purchase payments.

6.  DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for Federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CG Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Annuity Separate Account II

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund--Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; CIGNA Variable Products Group--CIGNA Variable Products Money Market Fund; Fidelity Variable Insurance Products Fund--Equity-Income Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio; Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio, Contrafund Portfolio, Investment Grade Bond Portfolio; Fidelity Variable Insurance Products Fund III--Growth Opportunities Portfolio; MFS Variable Insurance Trust--MFS Emerging Growth Series, MFS Growth with Income Series, MFS Research Series, MFS Total Return Series, MFS Utilities Series, MFS World Governments Series; Neuberger & Berman Advisers Management Trust--AMT Balanced Portfolio, AMT Limited Maturity Bond Portfolio, AMT Partners Portfolio; OCC Accumulation Trust--OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio (constituting the CG Variable Annuity Separate Account II, hereafter referred to as "the Account") at December 31, 1997, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1998

The mutual fund Annual reports are incorporated herein by reference. Each of them has been electronically filed with the Securities and Exchange Commission in connection with the named entity's status as a registered investment company under the Investment Company Act of 1940:

1. The Alger American Fund Annual Report, December 31, 1997, consisting of 30 partially numbered pages. Filed February 23, 1998, Form Type N-30D, Registration Statement 811-5550

2. CIGNA Variable Products Money Market Fund Annual Report, December 31, 1997, consisting of 11 partially numbered pages. Filed March 6, 1998, Form Type N-30D, Registration Statement 811-5480

3.  Variable Insurance Products Fund
        3(a) Equity-Income Portfolio Annual Report, December 31, 1997, consisting of 20 partially numbered pages.
        3(b) High Income Portfolio Annual Report, December 31, 1997, consisting of 22 partially numbered pages
        3(c) Overseas Portfolio Annual Report, December 31, 1997, consisting of 20 partially numbered pages
Filed February 23, 1998, Form Type N-30D, Registration Statement 811-3329

4.  Variable Insurance Products Fund II
       4(a) Contrafund Portfolio Annual Report, December 31, 1997, consisting of 24 partially numbered pages.
       4(b) Investment Grade Bond Portfolio Annual Report, December 31, 1997, consisting of 18 partially numbered pages
Filed February 23, 1998, Form Type N-30D, Registration Statement 811-5511

5.  Variable Insurance Products Fund III
        5(a) Growth Opportunities Portfolio Annual Report, December 31, 1997, consisting of 18 partially numbered pages
Filed February 23, 1998, Form Type N-30D, Registration Statement 811-7205

6.  MFS - Registered Trademark - Variable Insurance Trust
        6(a) MFS - Registered Trademark - Emerging Growth Series Annual Report, December 31, 1997, consisting of 20 partially numbered pages
        6(b) MFS - Registered Trademark - Growth With Income Series Annual Report, December 31, 1997, consisting of 20 partially numbered pages 6(c) MFS - Registered Trademark - Research Series Annual Report, December 31, 1997, consisting of 18 partially numbered pages

       6(d) MFS - Registered Trademark - Total Return Series Annual Report, December 31, 1997, consisting of 22 partially numbered pages
       6(e) MFS - Registered Trademark - Utilities Series Annual Report, December 31, 1997, consisting of 20 partially numbered pages
Filed March 5, 1998, Form Type N-30D, Registration Statement 811-8326

7.  Neuberger&Berman Advisers Management Trust
       7(a) Limited Maturity Bond Portfolio Annual Report, December 31, 1997, consisting of 25 partially numbered pages
       7(b) Partners Portfolio Annual Report, December 31, 1997, consisting of 23 partially numbered pages
Filed February 25, 1998, Form Type N-30D, Registration Statement 811-4255

8.  OCC Accumulation Trust
       8(a) Global Equity Portfolio Annual Report, December 31, 1997, consisting of 21 unnumbered pages.
       8(b) Managed Portfolio Annual Report, December 31, 1997, consisting of 14 unnumbered pages.
       8(c) Small Cap Portfolio Annual Report, December 31, 1997, consisting of 15 unnumbered pages.
Filed February 26, 1998, Form Type N-30D, Registration Statement 811-8512

This report may be distributed only to current shareholders or to persons who have recieved a current ACCRU Choice Plus Variable Annuity Prospectus




















                                             National Distributor:
                                             CIGNA Financial Advisors
                                             900 Cottage Grove Road
                                             Hartford, CT 06152

                                             #562158 2/98